Fair value of financial instruments - (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Balance, end of the period	$ 37,768	$ 12,520
WonderFi
Ifrs Statement [Line Items]
Balance, end of the period	25,654	0
Alida Inc.
Ifrs Statement [Line Items]
Balance, end of the period	3,035	2,001
Hootsuite Inc.
Ifrs Statement [Line Items]
Balance, end of the period	2,491	2,467
Blue Ant Media Inc.
Ifrs Statement [Line Items]
Balance, end of the period	2,700	2,237
Cardiac Dimensions Pty Ltd.
Ifrs Statement [Line Items]
Balance, end of the period	828	880
Tetra Trust Company
Ifrs Statement [Line Items]
Balance, end of the period	715	1,300
Gemini
Ifrs Statement [Line Items]
Balance, end of the period	898	569
Others
Ifrs Statement [Line Items]
Balance, end of the period	$ 1,447	$ 3,066